Quarterly Report
August 31, 2019
MFS®  International Intrinsic Value Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 92.6%
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	2,239,764	$128,338,477
Alcoholic Beverages – 7.4%
Diageo PLC	17,535,955	$747,567,841
Heineken N.V.	4,584,630	487,548,096
Pernod Ricard S.A.	4,326,237	825,899,948
		$2,061,015,885
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	2,364,475	$183,472,271
LVMH Moet Hennessy Louis Vuitton SE	246,783	98,292,581
		$281,764,852
Automotive – 0.2%
USS Co. Ltd.	3,251,100	$61,450,641
Biotechnology – 0.7%
Novozymes A/S	4,598,886	$196,101,100
Brokerage & Asset Managers – 0.3%
Euronext N.V.	1,016,277	$79,693,589
Business Services – 9.8%
Brenntag AG	3,254,125	$156,755,582
Compass Group PLC	20,268,203	513,716,579
Experian PLC	9,895,435	303,186,376
Intertek Group PLC	4,039,888	266,826,052
Nomura Research Institute Ltd.	16,668,054	331,525,374
Rentokil Initial PLC	13,361,961	73,197,249
Secom Co. Ltd.	4,015,600	342,612,118
SGS S.A.	163,496	401,409,730
Sohgo Security Services Co. Ltd.	2,436,500	122,931,614
Thomson Reuters Corp.	2,874,323	197,515,255
		$2,709,675,929
Chemicals – 3.4%
Givaudan S.A.	350,813	$948,497,689
Computer Software – 8.5%
ANSYS, Inc. (a)	2,320,629	$479,349,126
Cadence Design Systems, Inc. (a)	13,819,220	946,340,186
Check Point Software Technologies Ltd. (a)	473,767	51,024,706
Dassault Systems S.A.	2,343,468	330,061,562
OBIC Co. Ltd.	2,624,400	300,150,233
SAP SE	1,687,067	201,362,905
Wisetech Global Ltd.	2,350,528	58,458,836
		$2,366,747,554
Computer Software - Systems – 2.4%
Amadeus IT Group S.A.	8,157,937	$607,534,657
Descartes Systems Group, Inc. (a)	1,460,721	51,806,554
		$659,341,211
Construction – 0.4%
Geberit AG	261,219	$118,792,293

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.6%
Colgate-Palmolive Co.	8,755,950	$649,253,693
Kao Corp.	8,104,100	585,408,419
KOSE Corp.	501,200	86,100,626
L'Oréal	2,061,728	563,313,042
Reckitt Benckiser Group PLC	7,969,811	620,553,456
ROHTO Pharmaceutical Co. Ltd. (h)	6,178,000	153,294,187
		$2,657,923,423
Containers – 0.4%
Brambles Ltd.	13,211,479	$100,539,173
Electrical Equipment – 6.3%
IMI PLC (h)	18,351,283	$224,414,834
Legrand S.A.	6,577,603	464,253,591
OMRON Corp.	5,139,700	254,481,310
Schneider Electric SE	6,753,532	565,295,086
Spectris PLC	5,075,169	142,714,967
Yokogawa Electric Corp.	5,552,300	100,870,137
		$1,752,029,925
Electronics – 8.8%
Analog Devices, Inc.	5,063,926	$556,170,993
DISCO Corp.	350,700	63,712,618
Halma PLC	10,155,134	242,563,262
Hirose Electric Co. Ltd. (h)	2,490,400	282,949,386
Infineon Technologies AG	13,608,944	235,541,342
Samsung Electronics Co. Ltd.	5,723,250	207,903,406
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,277,286	566,010,702
Texas Instruments, Inc.	2,411,766	298,456,042
		$2,453,307,751
Engineering - Construction – 0.1%
Wartsila Oyj Abp	3,010,206	$36,904,821
Food & Beverages – 12.4%
Chocoladefabriken Lindt & Sprungli AG	3,400	$25,162,920
Danone S.A.	7,005,853	627,224,103
Ezaki Glico Co. Ltd.	1,517,700	65,859,623
ITO EN Ltd. (h)	7,216,100	329,779,879
Kerry Group PLC	3,025,285	360,090,831
Nestle S.A.	14,425,616	1,617,826,093
Nissan Foods Holdings Co. Ltd.	1,120,800	77,754,940
Toyo Suisan Kaisha Ltd. (h)	7,974,600	324,658,964
		$3,428,357,353
Insurance – 1.1%
Fairfax Financial Holdings Ltd.	348,811	$155,424,460
Hiscox Ltd.	8,374,448	157,945,390
		$313,369,850
Internet – 0.2%
Wix.com Ltd. (a)	380,550	$53,372,138
Machinery & Tools – 4.4%
Epiroc AB, “A”	3,088,623	$32,004,499
GEA Group AG	6,530,132	176,050,321
Misumi Group, Inc.	4,605,100	104,382,556
Nordson Corp.	1,871,709	254,477,556
Schindler Holding AG	510,351	116,533,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
SMC Corp.	517,800	$195,646,369
Spirax Sarco Engineering PLC	3,414,425	333,412,352
		$1,212,507,450
Major Banks – 1.1%
Svenska Handelsbanken AB, “A”	14,552,117	$128,075,058
UBS Group AG	16,224,391	171,300,718
		$299,375,776
Medical Equipment – 2.4%
Dentsply Sirona, Inc.	2,427,551	$126,596,785
EssilorLuxottica	722,611	106,619,385
Nihon Kohden Corp. (h)	7,930,300	220,064,239
Terumo Corp.	7,387,100	214,655,977
		$667,936,386
Oil Services – 0.4%
Core Laboratories N.V. (h)	2,394,173	$94,785,309
Other Banks & Diversified Financials – 1.1%
Chiba Bank Ltd.	11,403,000	$56,888,878
Hachijuni Bank Ltd.	11,186,700	40,225,156
Julius Baer Group Ltd.	1,636,275	64,690,519
Jyske Bank A.S. (a)	1,420,192	39,834,998
Mebuki Financial Group, Inc.	18,838,670	42,027,249
North Pacific Bank Ltd.	16,768,700	33,621,058
Sydbank A.S.	1,883,144	26,326,906
		$303,614,764
Pharmaceuticals – 2.4%
Kobayashi Pharmaceutical Co. Ltd. (h)	4,344,900	$325,555,645
Santen Pharmaceutical Co. Ltd.	19,575,300	342,915,549
		$668,471,194
Printing & Publishing – 0.4%
RELX PLC	4,931,806	$117,945,721
Real Estate – 4.1%
Deutsche Wohnen SE	11,139,943	$394,970,486
LEG Immobilien AG	1,576,889	185,092,870
TAG Immobilien AG	5,902,313	137,782,501
Vonovia SE	8,662,661	431,287,463
		$1,149,133,320
Specialty Chemicals – 2.5%
Croda International PLC	1,040,682	$59,541,495
Kansai Paint Co. Ltd.	5,361,600	111,587,496
Sika AG	710,280	101,976,042
Symrise AG	4,590,127	428,402,504
		$701,507,537
Specialty Stores – 0.0%
Esprit Holdings Ltd. (a)	54,923,240	$8,266,086
Telecommunications - Wireless – 0.3%
KDDI Corp.	3,529,000	$94,175,319
Total Common Stocks		$25,724,942,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 2.4%
Consumer Products – 2.4%
Henkel AG & Co. KGaA	6,625,058	$663,323,486
Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 2.17% (v)	1,305,903,432	$1,306,034,022

Other Assets, Less Liabilities – 0.3%		89,834,253
Net Assets – 100.0%		$27,784,134,277
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,261,536,465 and $24,432,763,559, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 8/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	207,463,115	JPY	21,814,954,000	HSBC Bank	2/21/2020	$(365,377)
USD	1,004,337,194	JPY	105,552,491,000	JPMorgan Chase Bank N.A.	2/21/2020	(1,248,928)
						$(1,614,305)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$26,388,266,002	$—	$—	$26,388,266,002
Mutual Funds	1,306,034,022	—	—	1,306,034,022
Total	$27,694,300,024	$—	$—	$27,694,300,024
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Liabilities	$—	$(1,614,305)	$—	$(1,614,305)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Cadence Design Systems, Inc.*	$913,507,956	$—	$35,836,833	$15,039,439	$53,629,624	$—
Core Laboratories N.V.	101,471,294	14,397,152	—	—	(21,083,137)	94,785,309
Hirose Electric Co. Ltd.	271,077,571	—	—	—	11,871,815	282,949,386
IMI PLC	221,959,593	—	14,433,571	(3,440,217)	20,329,029	224,414,834
ITO EN Ltd.	340,509,654	—	—	—	(10,729,775)	329,779,879
Kobayashi Pharmaceutical Co. Ltd.	320,981,984	—	—	—	4,573,661	325,555,645
MFS Institutional Money Market Portfolio	1,214,534,644	872,196,535	780,840,831	29,539	114,135	1,306,034,022
Nihon Kohden Corp.	226,537,529	—	—	—	(6,473,290)	220,064,239
ROHTO Pharmaceutical Co. Ltd.	154,017,877	14,913,178	—	—	(15,636,868)	153,294,187
Toyo Suisan Kaisha Ltd.	312,022,369	—	—	—	12,636,595	324,658,964
	$4,076,620,471	$901,506,865	$831,111,235	$11,628,761	$49,231,789	$3,261,536,465
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Cadence Design Systems, Inc.*	$—	$—
Core Laboratories N.V.	1,119,276	—
Hirose Electric Co. Ltd.	—	—
IMI PLC	3,317,711	—
ITO EN Ltd.	—	—
Kobayashi Pharmaceutical Co. Ltd.	1,196,953	—
MFS Institutional Money Market Portfolio	7,800,593	—
Nihon Kohden Corp.	—	—
ROHTO Pharmaceutical Co. Ltd.	—	—
Toyo Suisan Kaisha Ltd.	—	—
	$13,434,533	$—
* No longer considered an affiliated issuer as of period end.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2019, are as follows:
Japan	18.9%
United States	17.3%
United Kingdom	13.7%
Switzerland	13.5%
France	13.2%
Germany	10.8%
Spain	2.2%
Taiwan	2.0%
Ireland	1.8%
Other Countries	6.6%